Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition:
Raw materials	$ 1,205	$ 1,169
Products in process	1,032	1,029
Finished goods	245	235
Total inventory	$ 2,482	$ 2,433